Financial Instruments and Financial Risk Management - Quantitative Information About The Significant Unobservable Inputs Used In The Fair Value Measurement Of Level 3 (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($) $ / dekatherm $ / MWh
Natural Gas | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (106)
Fair Value, Net Asset (Liability), Per Dekatherm	(0.51)
Natural Gas | Discounted Cash Flow | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	(1.79)
Natural Gas | Discounted Cash Flow | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	5.71
Natural Gas | Option Model
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (1)
Fair Value, Net Asset (Liability), Per Dekatherm	0.39
Fair Value, Net Asset (Liability), Percent	60.00%
Natural Gas | Option Model | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	(1.61)
Fair Value, Net Asset (Liability), Percent	14.00%
Natural Gas | Option Model | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	5.57
Fair Value, Net Asset (Liability), Percent	399.00%
Electricity | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (48)
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MWh	18.37
Electricity | Discounted Cash Flow | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MWh	(8.13)
Electricity | Discounted Cash Flow | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MWh	93.94